Xtrackers MSCI All World ex US Hedged Equity ETF Annual Fund Operating Expenses - Xtrackers MSCI All World ex US Hedged Equity ETF - Xtrackers MSCI All World ex US Hedged Equity ETF	Sep. 25, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%